                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                 Investment Company Act File Number: 811- 10609
                                                     ----------

                               Small Cap Portfolio
                               -------------------
               (Exact Name of Registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
                         (Registrant's Telephone Number)

                                  September 30
                                  ------------
                             Date of Fiscal Year End

                               September 30, 2004
                               ------------------
                            Date of Reporting Period


ITEM 1. REPORTS TO STOCKHOLDERS

SMALL-CAP PORTFOLIO as of September 30, 2004
PORTFOLIO OF INVESTMENTS

COMMON STOCKS -- 96.6%

SECURITY                                        SHARES         VALUE
---------------------------------------------------------------------------
ADVERTISING -- 2.6%

Grey Global Group, Inc.                                  500   $    497,500
---------------------------------------------------------------------------
                                                               $    497,500
---------------------------------------------------------------------------

ADVERTISING AND MARKETING SERVICES -- 1.4%

ADVO, Inc.                                             8,700   $    269,178
---------------------------------------------------------------------------
                                                               $    269,178
---------------------------------------------------------------------------

AIR FREIGHT -- 2.6%

Forward Air Corp.(1)                                  12,550   $    502,251
---------------------------------------------------------------------------
                                                               $    502,251
---------------------------------------------------------------------------

AIRLINES -- 1.7%

SkyWest, Inc.                                         21,400   $    322,070
---------------------------------------------------------------------------
                                                               $    322,070
---------------------------------------------------------------------------

APPAREL MANUFACTURER -- 1.5%

Columbia Sportswear Co.(1)                             5,200   $    283,400
---------------------------------------------------------------------------
                                                               $    283,400
---------------------------------------------------------------------------

APPLICATIONS SOFTWARE -- 8.5%

ANSYS, Inc.(1)                                         7,100   $    353,083
Fair Isaac Corp.                                      12,262        358,050
Jack Henry & Associates, Inc.                         19,100        358,507
Kronos, Inc.(1)                                        5,350        236,951
National Instruments Corp.                            11,350        343,564
---------------------------------------------------------------------------
                                                               $  1,650,155
---------------------------------------------------------------------------

AUTO AND PARTS -- 0.9%

Adesa, Inc.                                           10,900   $    179,087
---------------------------------------------------------------------------
                                                               $    179,087
---------------------------------------------------------------------------

AUTOMOBILES -- 1.2%

Winnebago Industries                                   7,000   $    242,480
---------------------------------------------------------------------------
                                                               $    242,480
---------------------------------------------------------------------------

BANKS -- 8.5%

Boston Private Financial Holdings, Inc.               11,200   $    279,552
Capital City Bank Group, Inc.                          8,250        319,358
Seacoast Banking Corp. of Florida                     21,620        461,803
Texas Regional Bancshares, Class A                    10,173   $    316,279
UCBH Holdings, Inc.                                    7,100        277,397
---------------------------------------------------------------------------
                                                               $  1,654,389
---------------------------------------------------------------------------

BROADCAST MEDIA -- 2.1%

Cox Radio, Inc., Class A(1)                           13,800   $    205,896
Radio One, Inc., Class A(1)                            2,300         32,867
Radio One, Inc., Class D(1)                           11,400        162,222
---------------------------------------------------------------------------
                                                               $    400,985
---------------------------------------------------------------------------

BUILDING MATERIALS -- 1.5%

Elkcorp                                               10,400   $    288,704
---------------------------------------------------------------------------
                                                               $    288,704
---------------------------------------------------------------------------

BUSINESS SERVICES -- 0.9%

Arbitron, Inc.(1)                                      4,700   $    172,067
---------------------------------------------------------------------------
                                                               $    172,067
---------------------------------------------------------------------------

CONSTRUCTION-CEMENT -- 2.9%

Florida Rock Industries, Inc.                         11,400   $    558,486
---------------------------------------------------------------------------
                                                               $    558,486
---------------------------------------------------------------------------

CONSUMER FINANCE -- 2.0%

Financial Federal Corp.(1)                            10,600   $    397,288
---------------------------------------------------------------------------
                                                               $    397,288
---------------------------------------------------------------------------

CONTAINERS AND PACKAGING -- 1.3%

AptarGroup, Inc.                                       5,900   $    259,423
---------------------------------------------------------------------------
                                                               $    259,423
---------------------------------------------------------------------------

DISTRIBUTION / WHOLESALE -- 1.8%

Scansource, Inc.(1)                                    5,600   $    357,280
---------------------------------------------------------------------------
                                                               $    357,280
---------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES -- 3.2%

Affiliated Managers Group, Inc.(1)                    11,750   $    629,095
---------------------------------------------------------------------------
                                                               $    629,095
---------------------------------------------------------------------------

ELECTRIC UTILITIES -- 0.6%

ALLETE, Inc.                                           3,633   $    118,073
---------------------------------------------------------------------------
                                                               $    118,073
---------------------------------------------------------------------------

                        See notes to financial statements

SECURITY                                        SHARES         VALUE
---------------------------------------------------------------------------
ELECTRICAL EQUIPMENT -- 2.3%

Brady Corp., Class A                                   4,700   $    229,219
Genlyte Group Inc., (The)(1)                           3,400        218,926
---------------------------------------------------------------------------
                                                               $    448,145
---------------------------------------------------------------------------

ENGINEERING & CONTRUCTION -- 1.3%

Jacobs Engineering Group, Inc.(1)                      6,400   $    245,056
---------------------------------------------------------------------------
                                                               $    245,056
---------------------------------------------------------------------------

ENTERTAINMENT -- 1.5%

Speedway Motorsports, Inc.                             8,500   $    283,305
---------------------------------------------------------------------------
                                                               $    283,305
---------------------------------------------------------------------------

FOOD DISTRIBUTORS -- 1.2%

Performance Food Group Co.(1)                         10,000   $    237,000
---------------------------------------------------------------------------
                                                               $    237,000
---------------------------------------------------------------------------

GAS UTILITIES -- 1.0%

Piedmont Natural Gas Co., Inc.                         4,300   $    188,942
---------------------------------------------------------------------------
                                                               $    188,942
---------------------------------------------------------------------------

HEALTH CARE-EQUIPMENT -- 3.5%

Diagnostic Products Corp.                              6,000   $    245,220
Young Innovations, Inc.                               13,300        438,900
---------------------------------------------------------------------------
                                                               $    684,120
---------------------------------------------------------------------------

HEALTH CARE-SUPPLIES -- 1.7%

ICU Medical, Inc.(1)                                  12,350   $    321,594
---------------------------------------------------------------------------
                                                               $    321,594
---------------------------------------------------------------------------

HEALTH SERVICES -- 3.1%

CorVel Corp.(1)                                       11,000   $    326,480
Renal Care Group, Inc.(1)                              8,600        277,178
---------------------------------------------------------------------------
                                                               $    603,658
---------------------------------------------------------------------------

HOUSEHOLD PRODUCTS -- 0.9%

Church & Dwight Co., Inc.                              6,450   $    180,987
---------------------------------------------------------------------------
                                                               $    180,987
---------------------------------------------------------------------------

HOUSEWARES -- 2.3%

Matthews International Corp.                          13,300   $    450,604
---------------------------------------------------------------------------
                                                               $    450,604
---------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATE -- 2.0%

Carlisle Companies, Inc.                               6,100   $    389,973
---------------------------------------------------------------------------
                                                               $    389,973
---------------------------------------------------------------------------

INSURANCE-PROPERTY AND CASUALTY -- 3.8%

Midland Co.                                            9,700   $    265,295
RLI Corp.                                              7,600        285,380
Triad Guaranty, Inc.(1)                                3,400        188,632
---------------------------------------------------------------------------
                                                               $    739,307
---------------------------------------------------------------------------

INSURANCE BROKERS -- 0.6%

Arthur J. Gallagher & Co.                              3,600   $    119,268
---------------------------------------------------------------------------
                                                               $    119,268
---------------------------------------------------------------------------

IT CONSULTING & SERVICES -- 3.8%

FactSet Research Systems, Inc.                         8,300   $    400,060
Manhattan Associates, Inc.(1)                         13,600        332,112
---------------------------------------------------------------------------
                                                               $    732,172
---------------------------------------------------------------------------

LEISURE-PRODUCTS -- 1.1%

Polaris Industries, Inc.                               4,000   $    223,280
---------------------------------------------------------------------------
                                                               $    223,280
---------------------------------------------------------------------------

MACHINERY-INDUSTRIAL -- 1.6%

Graco, Inc.                                            9,425   $    315,738
---------------------------------------------------------------------------
                                                               $    315,738
---------------------------------------------------------------------------

MEDICAL SERVICES / SUPPLIES -- 1.2%

Mentor Corp.                                           7,000   $    235,760
---------------------------------------------------------------------------
                                                               $    235,760
---------------------------------------------------------------------------

METALS-INDUSTRIAL -- 1.2%

Simpson Manufacturing Co., Inc.                        3,600   $    227,520
---------------------------------------------------------------------------
                                                               $    227,520
---------------------------------------------------------------------------

MULTI-UTILITIES -- 1.9%

Energen Corp.                                          7,300   $    376,315
---------------------------------------------------------------------------
                                                               $    376,315
---------------------------------------------------------------------------

OIL AND GAS-EQUIPMENT AND SERVICES -- 0.8%

CARBO Ceramics, Inc.                                   2,100   $    151,494
---------------------------------------------------------------------------
                                                               $    151,494
---------------------------------------------------------------------------

                        See notes to financial statements

SECURITY                                        SHARES         VALUE
---------------------------------------------------------------------------
OIL AND GAS-EXPLORATION AND PRODUCTION -- 1.0%

Houston Exploration Co.(1)                             3,400   $    201,790
---------------------------------------------------------------------------
                                                               $    201,790
---------------------------------------------------------------------------

PACKAGED FOODS -- 0.4%

Tootsie Roll Industries, Inc.                          2,827   $     82,605
---------------------------------------------------------------------------
                                                               $     82,605
---------------------------------------------------------------------------

PUBLISHING -- 0.9%

Lee Enterprises, Inc.                                  3,800   $    176,092
---------------------------------------------------------------------------
                                                               $    176,092
---------------------------------------------------------------------------

RESTAURANTS -- 1.9%

Sonic Corp.(1)                                        14,275   $    365,868
---------------------------------------------------------------------------
                                                               $    365,868
---------------------------------------------------------------------------

RETAIL-FOOD -- 1.9%

Casey's General Stores, Inc.                          11,300   $    210,067
Ruddick Corp.                                          8,300        163,012
---------------------------------------------------------------------------
                                                               $    373,079
---------------------------------------------------------------------------

SEMICONDUCTORS -- 0.9%

Power Integrations, Inc.(1)                            8,700   $    177,741
---------------------------------------------------------------------------
                                                               $    177,741
---------------------------------------------------------------------------

SERVICES-DIVERSIFIED COMMERCIAL -- 3.0%

ABM Industries, Inc.                                  19,260   $    388,089
G & K Services, Inc.                                   4,900        194,726
---------------------------------------------------------------------------
                                                               $    582,815
---------------------------------------------------------------------------

SPECIALTY STORE -- 1.9%

Aaron Rents, Inc.                                     16,650   $    362,304
---------------------------------------------------------------------------
                                                               $    362,304
---------------------------------------------------------------------------

WASTE MANAGEMENT -- 2.7%

Landauer, Inc.                                        11,100   $    520,923
---------------------------------------------------------------------------
                                                               $    520,923
---------------------------------------------------------------------------

TOTAL COMMON STOCKS
   (IDENTIFIED COST $14,707,462)                               $ 18,779,366
---------------------------------------------------------------------------

TOTAL INVESTMENTS -- 96.6%
   (IDENTIFIED COST $14,707,462)                               $ 18,779,366
---------------------------------------------------------------------------

OTHER ASSETS, LESS LIABILITIES -- 3.4%                         $    653,615
---------------------------------------------------------------------------

NET ASSETS -- 100.0%                                           $ 19,432,981
---------------------------------------------------------------------------

(1)  Non-income producing security.

                        See notes to financial statements

SMALL-CAP PORTFOLIO as of September 30, 2004
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

AS OF SEPTEMBER 30, 2004

ASSETS

Investments, at value (identified cost, $14,707,462)                     $ 18,779,366
Cash                                                                          743,102
Interest and dividends receivable                                              31,417
-------------------------------------------------------------------------------------
TOTAL ASSETS                                                             $ 19,553,885
-------------------------------------------------------------------------------------

LIABILITIES

Payable for investments purchased                                        $     94,814
Accrued expenses                                                               26,090
-------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                        $    120,904
-------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS' INTEREST IN PORTFOLIO                $ 19,432,981
-------------------------------------------------------------------------------------

SOURCES OF NET ASSETS

Net proceeds from capital contributions and withdrawals                  $ 15,361,077
Net unrealized appreciation (computed on the basis of identified cost)      4,071,904
-------------------------------------------------------------------------------------
TOTAL                                                                    $ 19,432,981
-------------------------------------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED
SEPTEMBER 30, 2004

INVESTMENT INCOME

Dividends                                                                $    178,341
Interest                                                                        1,967
-------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                  $    180,308
-------------------------------------------------------------------------------------

EXPENSES

Investment adviser fee                                                   $    170,161
Trustees' fees and expenses                                                       153
Custodian fee                                                                  24,253
Legal and accounting services                                                  23,948
Miscellaneous                                                                     648
-------------------------------------------------------------------------------------
TOTAL EXPENSES                                                           $    219,163
-------------------------------------------------------------------------------------
Deduct --
   Reduction of investment adviser fee                                   $        777
-------------------------------------------------------------------------------------
TOTAL EXPENSE REDUCTIONS                                                 $        777
-------------------------------------------------------------------------------------

NET EXPENSES                                                             $    218,386
-------------------------------------------------------------------------------------

NET INVESTMENT LOSS                                                      $    (38,078)
-------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)

Net realized gain (loss) --
   Investment transactions (identified cost basis)                       $    906,646
-------------------------------------------------------------------------------------
NET REALIZED GAIN                                                        $    906,646
-------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
   Investments (identified cost basis)                                   $  1,681,771
-------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)                     $  1,681,771
-------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN                                         $  2,588,417
-------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS                               $  2,550,339
-------------------------------------------------------------------------------------

                        See notes to financial statements

STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE)                                  YEAR ENDED            YEAR ENDED
IN NET ASSETS                                        SEPTEMBER 30, 2004    SEPTEMBER 30, 2003
---------------------------------------------------------------------------------------------
From operations --
   Net investment income (loss)                           $     (38,078)        $       3,848
   Net realized gain (loss)
      from investment transactions                              906,646              (891,851)
   Net change in unrealized appreciation
      (depreciation) from investments                         1,681,771             3,980,807
---------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                $   2,550,339         $   3,092,804
---------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                                          $   7,664,333         $   8,156,160
   Withdrawals                                               (5,243,833)          (10,552,319)
---------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CAPITAL TRANSACTIONS                                   $   2,420,500         $  (2,396,159)
---------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                                $   4,970,839         $     696,645
---------------------------------------------------------------------------------------------

NET ASSETS

At beginning of year                                      $  14,462,142         $  13,765,497
---------------------------------------------------------------------------------------------
AT END OF YEAR                                            $  19,432,981         $  14,462,142
---------------------------------------------------------------------------------------------

                        See notes to financial statements

SUPPLEMENTARY DATA

                                                                                 YEAR ENDED SEPTEMBER 30,
                                                                        ----------------------------------------
                                                                            2004         2003       2002(1)
----------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA+

Ratios (As a percentage of average daily net assets):
   Net expenses                                                             1.28%        1.05%         0.92%(2)
   Net expenses after custodian fee reduction                               1.28%        1.05%         0.90%(2)
   Net investment income (loss)                                            (0.22)%       0.03%         0.23%(2)
Portfolio Turnover                                                            28%          54%           17%
----------------------------------------------------------------------------------------------------------------
Total Return                                                               17.15%       24.24%       (22.75)%
----------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S OMITTED)                                 $ 19,433     $ 14,462      $ 13,765
----------------------------------------------------------------------------------------------------------------
+  The operating expenses of the Portfolio reflect a reduction of the investment advisor fee. Had such actions not been
   taken, the ratios would have been as follows:
Ratios (As a percentage of average daily net assets):
   Expenses                                                                 1.29%        1.33%         1.65%(2)
   Expenses after custodian fee reduction                                   1.29%        1.33%         1.63%(2)
   Net investment loss                                                     (0.23)%      (0.25)%       (0.50)%(2)
----------------------------------------------------------------------------------------------------------------

(1) For the period from the start of business, April 30, 2002, to September 30, 2002.
(2)  Annualized.

                        See notes to financial statements

SMALL-CAP PORTFOLIO as of September 30, 2004
NOTES TO FINANCIAL STATEMENTS

1  SIGNIFICANT ACCOUNTING POLICIES

   Small-Cap Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Portfolio, which was organized as a trust under the laws of the State of New York on December 10, 2001, seeks to achieve long-term capital growth by investing in a diversified selection of common stocks of companies having market capitalizations within the range of companies comprising the Russell 2000 Index (small company stocks), emphasizing quality small companies whose stocks are considered to trade at attractive valuations relative to earnings or cash flow per share. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At September 30, 2004, the Eaton Vance-Atlanta Capital Small-Cap Fund held an approximate 86.1% interest in the Portfolio. In addition, one other investor owned a greater than 10% interest in the Portfolio (11.8% at September 30, 2004). The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

   A INVESTMENT VALUATION -- Securities listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on NASDAQ National Market System generally are valued at the official NASDAQ closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by an independent pricing service. Exchange-traded options are valued at the last sale price for the day of valuation as quoted on the principal exchange or board of trade on which the options are traded or, in the absence of sales on such date, at the mean between the latest bid and asked prices therefore. Futures positions on securities and currencies generally are valued at closing settlement prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. If short-term debt securities were acquired with a remaining maturity of more than 60 days, their amortized cost value will be based on their value on the sixty-first day prior to maturity. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. The daily valuation of foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. The Portfolio may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by an independent quotation service. Investments held by the Portfolio for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio considering relevant factors, data and information including the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded.

   B INCOME -- Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

   C INCOME TAXES -- The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

   D EXPENSE REDUCTION -- Investors Bank & Trust Company (IBT) serves as custodian to the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of total expenses on the Statement of Operations.

   E OTHER -- Investment transactions are accounted for on a trade date basis. Realized gains and losses are computed based on the specific identification of securities sold.

   F USE OF ESTIMATES -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

   G INDEMNIFICATIONS -- Under the Portfolio's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in the Portfolio, the Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

2  INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. Under the advisory agreement, BMR receives a monthly advisory fee equal to 1.00% annually of the average daily net assets of the Portfolio up to $500 million, and at reduced rates as daily net assets exceed that level. For the year ended September 30, 2004, the adviser fee amounted to $170,161. BMR has also agreed to reduce the investment adviser fee by an amount equal to that portion of commissions paid to broker dealers in execution of Portfolio security transactions that is consideration for third-party research services. For the period from May 1, 2004 to September 30, 2004, BMR waived $777 of its advisory fee. Pursuant to a sub-advisory agreement, BMR has delegated the investment management of the Portfolio to Atlanta Capital Management, LLC ("Atlanta Capital"), a majority-owned subsidiary of EVM. BMR pays Atlanta Capital a monthly fee for sub-advisory services provided to the Portfolio in the amount of 0.750% annually of average daily net assets up to $500 million, and at reduced rates as daily net assets exceed that level. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended September 30, 2004, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  INVESTMENT TRANSACTIONS

   Purchases and sales of investments, other than short-term obligations, aggregated $6,698,766 and $4,681,692, respectively, for the year ended September 30, 2004.

4  FEDERAL INCOME TAX BASIS OF UNREALIZED APPRECIATION (DEPRECIATION)

   The cost and unrealized appreciation (depreciation) in value of the investments owned at September 30, 2004, as computed on a federal income tax basis, were as follows:

   AGGREGATE COST                            $ 14,960,177
   ------------------------------------------------------
   Gross unrealized appreciation             $  4,184,455
   Gross unrealized depreciation                 (365,266)
   ------------------------------------------------------
   NET UNREALIZED APPRECIATION               $  3,819,189
   ------------------------------------------------------

5  LINE OF CREDIT

   The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the year ended September 30, 2004.

SMALL-CAP PORTFOLIO as of September 30, 2004
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE TRUSTEES AND INVESTORS OF SMALL-CAP PORTFOLIO:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Small-Cap Portfolio (the Portfolio) as of September 30, 2004, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the supplementary data for each of the two years in the period then ended and for the period from the start of business, April 30, 2002, to September 30, 2002. These financial statements and supplementary data are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and supplementary data based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at September 30, 2004, by correspondence with the custodian and brokers; where replies were not received, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and supplementary data present fairly, in all material respects, the financial position of the Small-Cap Portfolio at September 30, 2004, the results of its operations, the changes in its net assets and its supplementary data for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
November 17, 2004

EATON VANCE-ATLANTA CAPITAL SMALL-CAP FUND
MANAGEMENT AND ORGANIZATION

FUND MANAGEMENT. The Trustees of Eaton Vance Growth Trust (the Trust) and Small-Cap Portfolio (the Portfolio) are responsible for the overall management and supervision of the Trust's and Portfolio's affairs. The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolio hold indefinite terms of office. The "noninterested Trustees" consist of those Trustees who are not "interested persons" of the Trust and the Portfolio, as that term is defined under the 1940 Act. The business address of each Trustee and officer is The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109. As used below, "EVC" refers to Eaton Vance Corp., "EV" refers to Eaton Vance, Inc., "EVM" refers to Eaton Vance Management, "BMR" refers to Boston Management and Research, "EVD" refers to Eaton Vance Distributors, Inc. and "Atlanta Capital" refers to Atlanta Capital Management Company, LLC. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund's principal underwriter, the Portfolio's placement agent and a wholly-owned subsidiary of EVM.


                        POSITION(S)        TERM OF                                    NUMBER OF PORTFOLIOS
                          WITH THE       OFFICE AND                                     IN FUND COMPLEX
       NAME AND          TRUST AND        LENGTH OF          PRINCIPAL OCCUPATION(S)      OVERSEEN BY
    DATE OF BIRTH      THE PORTFOLIO       SERVICE           DURING PAST FIVE YEARS       TRUSTEE(1)        OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE

James B. Hawkes         Trustee of     Trustee of the    Chairman, President and              195               Director of EVC
11/9/41                 the Trust;    Trust since 1989;  Chief Executive Officer of
                        Trustee and      Trustee and     BMR, EVC, EVM and EV;
                       President of    President of the  Director of EV; Vice
                       the Portfolio   Portfolio since   President and Director of
                                            2001         EVD. Trustee and/or officer
                                                         of 195 registered
                                                         investment companies in the
                                                         Eaton Vance Fund Complex.
                                                         Mr. Hawkes is an interested
                                                         person because of his
                                                         positions with BMR, EVM,
                                                         EVC and EV, which are
                                                         affiliates of the Trust and
                                                         the Portfolio.

NONINTERESTED TRUSTEE(S)

Samuel L. Hayes, III      Trustee      Trustee of the    Jacob H. Schiff Professor            195          Director of Tiffany & Co.
2/23/35                               Trust since 1989;  of Investment Banking                             (specialty retailer) and
                                      of the Portfolio   Emeritus, Harvard                                       Telect, Inc.
                                         since 2001      University Graduate School                           (telecommunication
                                                         of Business Administration.                           services company)

William H. Park           Trustee        Since 2003      President and Chief                  195                    None
9/19/47                                                  Executive Officer, Prizm
                                                         Capital Management, LLC
                                                         (investment management
                                                         firm) (since 2002).
                                                         Executive Vice President
                                                         and Chief Financial
                                                         Officer, United Asset
                                                         Management Corporation ( a
                                                         holding company owning
                                                         institutional investment
                                                         management firms)
                                                         (1982-2001).

Ronald A. Pearlman        Trustee        Since 2003      Professor of Law,                    195                    None
7/10/40                                                  Georgetown University Law
                                                         Center (since 1999). Tax
                                                         Partner, Covington &
                                                         Burling, Washington, DC
                                                         (1991-2000).

Norton H. Reamer          Trustee      Trustee of the    President, Chief Executive           195                    None
9/21/35                               Trust since 1989;  Officer and a Director of
                                      of the Portfolio   Asset Management Finance
                                         since 2001      Corp. (a specialty finance
                                                         company serving the
                                                         investment management
                                                         industry) (since October
                                                         2003). President, Unicorn
                                                         Corporation (an investment
                                                         and financial advisory
                                                         services company) (since
                                                         September 2000). Formerly,
                                                         Chairman, Hellman, Jordan
                                                         Management Co., Inc. (an
                                                         investment management
                                                         company) (2000-2003).
                                                         Formerly, Advisory Director
                                                         of Berkshire Capital
                                                         Corporation (investment
                                                         banking firm) (2002-2003).
                                                         Formerly Chairman of the
                                                         Board, United Asset
                                                         Management Corporation (a
                                                         holding company owning
                                                         institutional investment
                                                         management firms) and
                                                         Chairman, President and
                                                         Director, UAM Funds (mutual
                                                         funds) (1980-2000).

Lynn A. Stout          Trustee        Trustee of the     Professor of Law, University           195                  None
9/14/57                               Trust since 1998;  of California at Los Angeles
                                      of the Portfolio   School of Law (since
                                      since 2001         July 2001). Formerly, Professor
                                                         of Law, Georgetown
                                                         University Law Center.

PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES

                            POSITION(S)          TERM OF
                             WITH THE          OFFICE AND
       NAME AND              TRUST AND          LENGTH OF                            PRINCIPAL OCCUPATION(S)
     DATE OF BIRTH        THE PORTFOLIO          SERVICE                             DURING PAST FIVE YEARS
--------------------------------------------------------------------------------------------------------------------------------
Thomas E. Faust Jr.        President of     President of the    Executive Vice President of EVM, BMR, EVC and EV; Chief
5/31/58                     the Trust;      Trust since 2002;   Investment Officer of EVM and BMR and Director of EVC. Chief
                          Vice President    Vice President of   Executive Officer of Belair Capital Fund LLC, Belcrest Capital
                              of the          the Portfolio     Fund LLC, Belmar Capital Fund LLC, Belport Capital Fund LLC and
                             Portfolio        since 2001(2)     Belrose Capital Fund LLC (private investment companies sponsored by EVM). Officer of 58 registered investment companies managed by
                                                                EVM or BMR.

William O. Bell, IV       Vice President       Since 2004       Vice President of Atlanta Capital. Officer of 1 registered
7/26/73                       of the                            investment company managed by EVM or BMR.
                             Portfolio

Gregory L. Coleman        Vice President       Since 2001       Partner of Atlanta Capital. Officer of 10 registered investment
10/28/49                   of the Trust                         companies managed by EVM or BMR.

William R. Hackney, III   Vice President       Since 2001       Managing Partner and member of the Executive Committee of
4/12/48                       of the                            Atlanta Capital. Officer of 3 registered investment companies
                             Portfolio                          managed by EVM or BMR.

W. Matthew Hereford       Vice President       Since 2004       Vice President of Atlanta Capital. Previously, Portfolio Manager
6/21/72                       of the                            with INVESCO (1998-2002). Officer of 1 registered investment
                             Portfolio                          company managed by EVM or BMR.

Charles B. Reed           Vice President       Since 2001       Vice President of Atlanta Capital. Officer of 2 registered
10/9/65                       of the                            investment companies managed by EVM or BMR.
                             Portfolio

James A. Womack           Vice President       Since 2001       Vice President of Atlanta Capital. Officer of 10 registered
11/20/68                   of the Trust                         investment companies managed by EVM or BMR.

Alan R. Dynner               Secretary      Secretary of the    Vice President, Secretary and Chief Legal Officer of BMR, EVM,
10/10/40                                    Trust since 1997;   EVD, EV and EVC. Officer of 195 registered investment companies
                                            of the Portfolio    managed by EVM or BMR.
                                               since 2001

Kristin S. Anagnost       Treasurer of        Since 2002(2)     Assistant Vice President of EVM and BMR. Officer of
6/12/65                   the Portfolio                         108 registered investment companies managed by EVM or BMR.

James L. O'Connor          Treasurer of      Treasurer since    Vice President of BMR, EVM and EVD. Officer of 116 registered
4/1/45                      the Trust             1989          investment companies managed by EVM or BMR.

Paul M. O'Neil                Chief            Since 2004       Vice President of EVM and BMR. Officer of 195 registered
7/11/53                     Compliance                          investment companies managed by EVM or BMR.
                             Officer

(1)  Includes both master and feeder funds in a master-feeder structure.

(2) Prior to 2002, Mr. Faust served as Vice President of the Trust since 1999 and Ms. Anagnost served as Assistant Treasurer of the Portfolio since 2001.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and the Portfolio and can be obtained without charge by calling 1-800-225-6265.

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm). Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation ("UAM") (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company). Formerly, Mr. Reamer was Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a)-(d)

The following table presents aggregate fees billed to the registrant for the fiscal years ended September 30, 2003, and September 30, 2004 by the registrant's principal accountant for professional services rendered for the audit of the registrant's annual financial statements and fees billed for other services rendered by the principal accountant during those periods.

FISCAL YEARS ENDED                                   09/30/03         09/30/04
--------------------------------------------------------------------------------
Audit Fees                                         $     14,420     $     14,873

Audit-Related Fees(1)                              $          0     $          0

Tax Fees(2)                                        $      4,000     $      4,100

All Other Fees(3)                                  $          0     $          0
                                                   -----------------------------

Total                                              $     18,420     $     37,393
                                                   =============================

(1) Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under the category of audit fees.

(2) Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation.

(3) All other fees consist of the aggregate fees billed for products and services provided by the registrant's principal accountant other than audit, audit-related, and tax services. During the fiscal year ended September 30, 2004, $35,000 was billed by the registrant's principal accountant, Deloitte and Touche LLP, for work done in connection with its Rule 17Ad-13 Eaton Vance Management's examination of management's assertion that it has maintained an effective internal control structure over sub-transfer agent and registrar functions, such services being pre-approved in accordance with Rule 2-01(c)(7)(ii) of Regulation S-X.

(e)(1) The registrant's audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant's principal accountant (the "Pre-Approval Policies"). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies
(i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant's audit committee at least annually. The registrant's audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant's principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant's audit committee pursuant to the "de minimis exception" set forth in Rule 2-01 (c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the registrant by the registrant's principal accountant for the last two fiscal years of the registrant; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by the registrant's principal accountant for the last two fiscal years of the registrant.

FISCAL YEARS ENDED                                   09/30/03         09/30/04
---------------------------------------------------------------------------------------
Registrant                                         $      4,000     $      4,100

Eaton Vance (1)                                    $    448,295     $    329,084

(1) The investment adviser to the registrant, as well as any of its affiliates that provide ongoing services to the registrant, are subsidiaries of Eaton Vance Corp.

(h) The registrant's audit committee has considered whether the provision by the registrant's principal accountant of non-audit services to the registrant's investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not required in this filing.

ITEM 6. SCHEDULE OF INVESTMENTS

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not required in this filing.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Effective February 9, 2004, the Governance Committee of the Board of Trustees formalized the procedures by which a Fund's shareholders may recommend nominees to the registrant's Board of Trustees. The Governance Committee shall, when identifying candidates for the position of Independent Trustee, consider any such candidate recommended by a shareholder of a Fund if such recommendation contains sufficient background information concerning the candidate, and is received in a sufficiently timely manner (and in any event no later than the date specified for receipt of shareholder proposals in any applicable proxy statement with respect to a Fund). Shareholders shall be directed to address any such recommendations to the attention of the Governance Committee, c/o the Secretary of the Fund.

ITEM 10. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant's internal controls over financial reporting during the period that has materially affected, or is reasonably likely to materially affect the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS

(a)(1)         Registrant's Code of Ethics - Not applicable (please see Item 2).
(a)(2)(i)      Treasurer's Section 302 certification.
(a)(2)(ii)     President's Section 302 certification.
(b)            Combined Section 906 certification.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SMALL CAP PORTFOLIO


By:       /s/ James B. Hawkes
          -------------------
          James B. Hawkes
          President


Date:     November 17, 2004
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:       /s/ Kristin S. Anagnost
          -----------------------
          Kristin S. Anagnost
          Treasurer


Date:     November 17, 2004


By:       /s/ James B. Hawkes
          -------------------
          James B. Hawkes
          President


Date:     November 17, 2004